INCOME TAXES (Years subject to examination) (Details)	12 Months Ended
Aug. 31, 2013
US federal income tax [Member] | Minimum [Member]
Income Tax Examination [Line Items]
Year under Examination	2011
US federal income tax [Member] | Maximum [Member]
Income Tax Examination [Line Items]
Year under Examination	2013
U.S. state and local income taxes [Member] | Minimum [Member]
Income Tax Examination [Line Items]
Year under Examination	2000
U.S. state and local income taxes [Member] | Maximum [Member]
Income Tax Examination [Line Items]
Year under Examination	2013
Argentina [Member] | Minimum [Member]
Income Tax Examination [Line Items]
Year under Examination	2001
Argentina [Member] | Maximum [Member]
Income Tax Examination [Line Items]
Year under Examination	2013
Brazil [Member] | Minimum [Member]
Income Tax Examination [Line Items]
Year under Examination	2002
Brazil [Member] | Maximum [Member]
Income Tax Examination [Line Items]
Year under Examination	2013